Oil and Gas Properties	12 Months Ended
Mar. 31, 2020
Oil And Gas Properties [Abstract]
OIL AND GAS PROPERTIES

NOTE 8: OIL AND GAS PROPERTIES

The Company's holdings in oil and gas mineral lease ("OGML") properties as of March 31 are as follows:

	2020	2019
Property acquired from Shamrock	$1,970	$-
Properties acquired from White River	4,165	-
Total OGML Properties	$6,135	$-

Cherry et al OGML including shallow drilling rights was acquired by Shamrock from Hartoil Company on July 1, 2018.

O'Neal Family OGML and Weyerhaeuser OGML including shallow drilling rights were acquired by White River on July 1, 2019 from Livland, LLC and Hi-Tech Onshore Exploration, LLC respectively in exchange for a $125 drilling credit to be applied by Livland, LLC on subsequent drilling operations.

Taliaferro Family OGML including shallow drilling rights was acquired by White River on June 10, 2019 from Lagniappe Operating, LLC.

Kingrey Family OGML including both shallow and deep drilling rights was entered into by White River and the Kingrey Family on April 3, 2019.

Peabody Family OGML including both shallow and deep drilling rights was acquired by White River on June 18, 2019 from SR Acquisition I, LLC, a subsidiary of Sanchez Energy Corporation, for a 1% royalty retained interest in conjunction with White River executing a lease saving operation in June 2019.

Banner Midstream acquired the Cherry et al OGML via the Shamrock acquisition and the remaining OGML's via the White River acquisition. The Company then acquired all of the OGML properties as part of the acquisition of Banner Midstream on March 27, 2020.

The following table summarizes the Company's oil and gas activities by classification for the year ended March 31, 2020:

Activity Category	March 31, 2019	Adjustments (1)	March 31, 2020
Proved Developed Producing Oil and Gas Properties
Cost	$-	$167	$167
Accumulated depreciation, depletion and amortization	-	-	-

Total	$-	$167	$167

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$-	$5,968	$5,968
Accumulated depreciation, depletion and amortization	-	-	-

Total	$-	$5,968	$5,968

Grand Total	$-	$6,135	$6,135

(1)	Pursuant to the preliminary asset allocation in Banner Midstream acquisition (See Note 15)